Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Administrative Services Agreement
The Company presently occupies office space provided by two affiliates of the Company’s executive officers. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company agreed, commencing on December 1, 2020, to pay such affiliates an aggregate of up to $20,000 per month for such services. For the quarter ended March 31, 2020, the Company incurred $60,000 in fees for these services, of which is included in accounts payable and accrued expenses in the accompanying condensed balance sheets.
Promissory Notes — Related Party
The Company issued an aggregate of $150,000 principal amount unsecured promissory notes to the Sponsors on October 20, 2017, as amended on February 21, 2020. On February 21, 2020, the Company issued an aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, of which $50,000 was funded on such date. On November 3, 2020, the Company amended and restated the October 20, 2017 promissory notes and the February 21, 2020 promissory notes, and issued an additional aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, for a total of $250,000 aggregate principal amount of promissory notes (the “Promissory Notes”). The Promissory Notes were non-interest bearing and payable on the earliest to occur of (i) October 20, 2021, (ii) the consummation of the Initial Public Offering and (iii) the abandonment of the Initial Public Offering. The outstanding balance under the Promissory Notes of $250,000 was repaid at the closing of the Initial Public Offering on December 4, 2020.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. In May 2021, the Sponsors and the independent directors collectively committed to provide the Company an additional $756,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender. As of March 31, 2021, the Company had an outstanding balance of $400,000 under such promissory notes. On April 20, 2021, the company issued an additional $300,000 under such promissory notes. None of the notes had been converted to warrants.
RELATED PARTY TRANSACTIONS
Administrative Services Agreement
The Company presently occupies office space provided by two affiliates of the Company’s executive officers. Such affiliates have agreed that, until the Company consummates a Business Combination, they will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company agreed, commencing on December 1, 2020, to pay such affiliates an aggregate of up to $20,000 per month for such services. For the year ended December 31, 2020, the Company incurred $20,000 in fees for these services, of which is included in accounts payable and accrued expenses in the accompanying balance sheets.
Promissory Notes — Related Party
The Company issued an aggregate of $150,000 principal amount unsecured promissory notes to the Sponsors on October 20, 2017, as amended on February 21, 2020. On February 21, 2020, the Company issued an aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, of which $50,000 was funded on such date. On November 3, 2020, the Company amended and restated the October 20, 2017 promissory notes and the February 21, 2020 promissory notes, and issued an additional aggregate of $50,000 principal amount unsecured promissory notes to the Sponsors, for a total of $250,000 aggregate principal amount of promissory notes (the “Promissory Notes”). The Promissory Notes are non-interest bearing and payable on the earliest to occur of (i) October 20, 2021, (ii) the consummation of the Initial Public Offering and (iii) the abandonment of the Initial Public Offering. The outstanding balance under the Promissory Notes of $250,000 was repaid at the closing of the Initial Public Offering on December 4, 2020.
In February 2021, the Sponsors and the independent directors collectively committed to provide the Company an aggregate of $970,000 in loans. The loans, if issued, as well as any future loans that may be made by the Company’s officers and directors (or their affiliates), will be evidenced by notes and would either be repaid upon the consummation of a Business Combination or up to $2,000,000 of the notes may be converted into warrants at a price of $1.50 per warrant at the option of the lender.